Schedule of Convertible Note Payable (Details) (Parenthetical)		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 24, 2021 USD ($) Integer $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Oct. 28, 2020 $ / shares
Short-Term Debt [Line Items]
Warrants term							5 years
Warrants purchase | shares					11,011,650
Warrants exercise price | $ / shares					$ 0.10	$ 0.25	$ 0.25
Common stock exercise price | $ / shares	$ 0.1023
Stock option, call option value	$ 358,017
Debt discount			$ 300,600	$ 183,819	$ 456,656
Number of stock issued for commitment fee, shares		$ 107,796		$ 107,796	$ 133,755	$ 3,578,500
Call Option [Member]
Short-Term Debt [Line Items]
Common stock exercise price | $ / shares			$ 0.1053		$ 0.1001
Warrant [Member]
Short-Term Debt [Line Items]
Volatility rate	197.00%				197.00%	305.00%
AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 705,000
Warrants term	3 years
Warrants purchase | shares	2,000,000
Warrants exercise price | $ / shares	$ 0.50
Debt discount					$ 268,250
Number of stock issued for commitment fee, shares					$ 2,000,000
Promissory Note [Member] | AJB Capital Investments LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 750,000
Warrants term	3 years
Warrants purchase | shares	1,500,000
Warrants exercise price | $ / shares	$ 0.25
Debt discount	$ 150,062
Debt instrument maturity date	Sep. 24, 2022
Debt interest rate	8.00%
Trading days | Integer	20
Number of stock issued for commitment fee, shares	$ 250,000
Number of stock issued for commitment fee | shares	1,250,000
Promissory Note [Member] | AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 705,000
Warrants term	3 years
Warrants purchase | shares	2,000,000
Warrants exercise price | $ / shares	$ 0.50
Debt discount	$ 678,750
Original issue discount	45,000
Legal fees	15,000
Brokerage fees	$ 11,250